RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
ILS [Member] | Yehuda Kahane [Member]
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 15,000,000	$ 4,800,000
Related Party Transaction, Expenses		66,000,000	$ 70,000,000	$ 69,000,000
Izzy Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 243,000	$ 66,000
Notice required to terminate agreement	180 days	180 days
Eyal Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 189,000	$ 51,000
Related Party Transaction Value Added Tax	135,000	37,000
Nir Sheratzky Member
Related Party Transaction [Line Items]
Related party transaction monthly expense	₪ 189,000	51,000
Tzivtit Insurance [Member]
Related Party Transaction [Line Items]
Related Party Expenses From Third Party				$ 114,000
Tzivtit Insurance [Member] | ILS [Member]
Related Party Transaction [Line Items]
Related Party Expenses From Third Party			$ 115,000
Tzivtit Insurance [Member] | Basic Insurance Policies [Member]
Related Party Transaction [Line Items]
Payments for insurance policies		502,000
Tzivtit Insurance [Member] | Directors And Officers Liability Insurance [Member]
Related Party Transaction [Line Items]
Payments for insurance policies		$ 870,000